FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Fair Value of Available-for-Sale and Other Investments

(In thousands)	September 30, 2013	December 31, 2012
Cost	$625	$5,207
Gross unrealized losses	—	—
Gross unrealized gains	334	106,220

Fair value	$959	$111,427

(In thousands) Investments	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value
2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769

Total	$12,976	$-	$106,220	$119,196

2011
Available-for-sale	$7,786	$-	$65,214	$73,000
Other cost investments	4,766	-	-	4,766

Total	$12,552	$-	$65,214	$77,766

Schedule of Accumulated Other Comprehensive Loss on Interest Rate Swaps

(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2012	$48,180
Other comprehensive income	(48,180)

Balance at September 30, 2013	$—

(In thousands)		Accumulated other comprehensive loss
Balance at December 31, 2010	$	134,067
Other comprehensive income		33,775

Balance at December 31, 2011		100,292
Other comprehensive income		52,112

Balance at December 31, 2012	$	48,180

Schedule Of Deferred Tax Liability in Accumulated Other Comprehensive Loss

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Foreign currency translation adjustments and other	$3,742	$1,659	$(12,385)	$3,009
Unrealized holding gain (loss) on marketable securities	28,199	10,599	(11,010)	11,028
Unrealized holding gain on cash flow derivatives	10,254	7,048	28,759	20,648

Total increase in deferred tax liabilities	$42,195	$19,306	$5,364	$34,685